Accounting Policies - Contract Costs (Details) - Contract costs - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Costs
Beginning balance	$ 5,330,186	$ 5,318,226
Additions	1,414,599	2,167,324
Amortization	(1,680,496)	(2,155,364)
Impairment	(1,093,147)
Ending balance	3,971,142	5,330,186
Current Contract Costs	1,483,022	2,011,512
Total non-current contract costs	$ 2,488,120	3,318,674
Minimum
Contract Costs
Estimated useful lives	1 year 6 months
Maximum
Contract Costs
Estimated useful lives	5 years
Cable
Contract Costs
Beginning balance	$ 3,815,535	3,297,436
Additions	1,345,315	1,758,769
Amortization	(1,258,992)	(1,240,670)
Ending balance	3,901,858	3,815,535
Current Contract Costs	1,437,161	1,295,696
Total non-current contract costs	2,464,697	2,519,839
Sky
Contract Costs
Beginning balance	1,514,651	2,020,790
Additions	69,284	408,555
Amortization	(421,504)	(914,694)
Impairment	(1,093,147)
Ending balance	69,284	1,514,651
Current Contract Costs	45,861	715,816
Total non-current contract costs	$ 23,423	$ 798,835